Leases - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) lease	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) lease	Jun. 30, 2021 USD ($)
Leases [Abstract]
Number of new ground leases commenced | lease	1		1
Rental and other revenues from operating lease payments	$ 198.0	$ 187.4	$ 397.3	$ 377.8
Variable lease payments	$ 47.4	$ 42.2	$ 95.5	$ 87.3